Share Based Compensation (Options Rollforward) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of Options
Outstanding, end of year	2,639	2,687
Share Based Options [Member]
Summary of Options
Outstanding, beginning of year	2,687	2,505
Granted, during the year	176	210
Assumed on acquisition, during the year	0	0
Exercised, during the year	(224)	(28)
Forfeited, during the year	0	0
Expired, during the year	0	0
Outstanding, end of year	2,639	2,687
Weighted average exercise price, beginning of year	$ 23.59	$ 23.28
Weighted average exercise price, granted during the year	$ 21.00	$ 20.51
Weighted average exercise price, assumed on acquisition during the year	$ 0	$ 0
Weighted average exercise price, exercised during the year	$ (19.70)	$ (14.42)
Weighted average exercise price, forfeited during the year	$ 0	$ 0
Weighted average exercise price, expired during the year	$ 0	$ 0
Weighted average exercise price, end of year	$ 22.36	$ 23.59
Options outstanding, exercisable	2,253	2,477